Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets, Net

	US dollars
	December 31,			December 31,
(in thousands)	2012	2012	2012	2011
	Original amount	Accumulated amortization	Unamortized balance	Unamortized balance
GIS database	4,052	(2,253)	1,799	2,148
Customer base	1,191	(1,191)	-	180
Brand name	1,230	(460)	770	839
Others (*)	5,719	(5,697)	22	188
	12,192	(9,601)	2,591	3,355